Vehicles, Furniture and Equipment: (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Vehicles, Furniture and Equipment [Abstract]
Schedule of Vechicles, Furniture and Equipment
Balance – January 1, 2013	$994
Additions	2,314
Depreciation	(928)
Impairment	-

Balance – December 31, 2013	2,380
Additions	55,210
Depreciation	(5,002)
Impairment	-
Balance – June 30, 2014	$52,588

Balance – January 1, 2012	$1,536
Additions	-
Depreciation	(542)
Impairment	-

Balance – December 31, 2012	994
Additions	2,314
Depreciation	(928)
Impairment	-
Balance – December 31, 2013	$2,380